Share Capital and Dividends - Additional Information (Details)																		12 Months Ended
	Feb. 01, 2022 shares	Jun. 23, 2021 CAD ($)	Mar. 31, 2021 CAD ($) shares	Feb. 01, 2021 shares	Dec. 31, 2020 CAD ($) shares	Sep. 30, 2020 CAD ($) shares	Jun. 30, 2020 CAD ($) shares	Jun. 23, 2020 CAD ($) $ / shares shares	Mar. 31, 2020 CAD ($) shares	Feb. 01, 2020 shares	Dec. 31, 2019 CAD ($) shares	Dec. 18, 2019 $ / shares shares	Dec. 13, 2019 shares	Oct. 01, 2019 shares	Sep. 30, 2019 CAD ($) shares	Aug. 16, 2019 $ / shares shares	Jun. 21, 2019 $ / shares shares	Mar. 31, 2021 CAD ($) shares Vote $ / shares	Mar. 31, 2020 CAD ($) shares Vote $ / shares	Jun. 23, 2020 $ / shares	Aug. 16, 2019 $ / shares shares	Jun. 21, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares																			53,987
Exercise of stock options																		$ 300,000	$ 165,000
Number of subordinated voting shares purchased (in shares) | shares								755,000				165,000				180,000	625,500
Exercise price (in CAD per option) | (per share)								$ 2.26				$ 2.64				$ 3.65	$ 3.64			$ 1.67	$ 2.78	$ 2.76
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares																		$ 3.10	$ 3.85
Restricted share units | shares								181,498
CAD
Disclosure of classes of share capital [line items]
Stock options exercisable (in shares) | shares			2,607,528						2,221,660									2,607,528	2,221,660
Options issued (in shares) | shares								570,000								85,000	435,000				85,000	435,000
USD
Disclosure of classes of share capital [line items]
Stock options exercisable (in shares) | shares			917,653						950,629									917,653	950,629
Options issued (in shares) | shares								185,000				165,000				95,000	190,500				95,000	190,500
DSU
Disclosure of classes of share capital [line items]
Number of other equity instruments settled in share-based payment arrangement | shares																		7,718	5,514
Settlement period, Canadian participants																		90 days
Settlement period, US Participants																		6 months
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares			35,593		48,241	46,405	66,840		53,370		22,299				20,937
Fair value of other equity instruments granted (in CAD per share)			$ 3.22		$ 2.78	$ 2.89	$ 2.10		$ 2.63		$ 3.66				$ 3.97			$ 3.22	$ 2.63
Aggregate fair value of other equity instruments granted			$ 114,609		$ 134,110	$ 134,110	$ 140,364		$ 140,363		$ 81,614				$ 83,120
RSU
Disclosure of classes of share capital [line items]
Fair value of other equity instruments granted (in CAD per share)								$ 2.26
Aggregate fair value of other equity instruments granted		$ 410,000
Vesting date								1 year
Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares																			473,646
Issuance of shares on business acquisition																			$ 1,800,000
Value of vested shares																		800,000	550,000
Number of instruments issued (in shares) | shares														473,646
Matricis Informatique Inc. | Share Capital
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition																			$ 1,800,000
Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares																			1,274,510
Issuance of shares on business acquisition																			$ 3,870,000
Value of vested shares																		1,448,000	272,000
Number of instruments issued (in shares) | shares													1,274,510
Alithya Travercent LLC | Share Capital
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition																			$ 3,870,000
Askida Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares																			600,384
Issuance of shares on business acquisition																			$ 2,173,000
Value of vested shares																		$ 1,803,000	639,000
Number of instruments issued (in shares) | shares										600,384
Askida Inc. | Share Capital
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition																			2,173,000
Alithya Digital Technology Corporation
Disclosure of classes of share capital [line items]
Value of vested shares																			326,000
Pro2p
Disclosure of classes of share capital [line items]
Value of vested shares																			$ 81,000
Top of range
Disclosure of classes of share capital [line items]
Employee’s basic contribution																		10.00%
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | Vote																		1	1
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options																		$ 300,000	$ 165,000
Exercise of stock options																			$ 165,000
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares																		7,718	5,514
Issuance of Subordinate Voting Shares from settlement of DSU																		$ 32,085	$ 23,000
Subordinate Voting Shares | Contributed Surplus
Disclosure of classes of share capital [line items]
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options																		(184,000)	(36,000)
Issuance of Subordinate Voting Shares from settlement of DSU																		$ (32,000)	$ (23,000)
Subordinate Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares																		3,500	53,987
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options																		$ 14,000	$ 201,000
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares																		7,718	5,514
Issuance of Subordinate Voting Shares from settlement of DSU																		$ 32,000	$ 23,000
Subordinate Voting Shares | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares														473,646				157,882	473,646
Issuance of shares on business acquisition																		$ 600,000	$ 1,800,000
Subordinate Voting Shares | Matricis Informatique Inc. | Share Capital
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares																			473,646
Issuance of shares on business acquisition																			$ 1,800,000
Subordinate Voting Shares | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares													1,274,510						1,274,510
Issuance of shares on business acquisition																			$ 3,870,000
Subordinate Voting Shares | Alithya Travercent LLC | Share Capital
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares																			1,274,510
Issuance of shares on business acquisition																			$ 3,870,000
Subordinate Voting Shares | Askida Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares	300,192			300,189						600,384								300,189	600,384
Issuance of shares on business acquisition																		$ 1,086,250	$ 2,172,500
Subordinate Voting Shares | Askida Inc. | Share Capital
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares																			600,384
Issuance of shares on business acquisition																			$ 2,173,000
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | Vote																		10	10
Number of stock options available to purchase of shares (in shares) | shares																		810,528	863,160
Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares																		152,632
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options																		$ 470,000
Subordinate Voting Shares and Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares																		156,132
Exercise of stock options																		$ 300,000
Subordinate Voting Shares and Multiple Voting Shares | Contributed Surplus
Disclosure of classes of share capital [line items]
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options																		$ (184,000)
Long Term Incentive Plan
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares																		156,132	53,987
Vesting period																		4 years
Stock options exercisable (in shares) | shares			1,580,444						1,513,789									1,580,444	1,513,789
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares																		$ 1.92	$ 3.10
Long Term Incentive Plan | Subordinate Voting Shares and Multiple Voting Shares
Disclosure of classes of share capital [line items]
Percentage of aggregate number of shares issued and outstanding																		10.00%